Financial Instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants [Member] | Black - Scholes [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected term	4 years 10 months 25 days	5 years 6 months
expected volatility	97.29%	81.66%
annual risk free interest	2.51%	1.94%
dividend yield	0.00%	0.00%
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
expected volatility		74.96%
Probability of reaching milestone		50.00%
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member] | Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
annual risk free interest		1.97%
Valuation at milestone		$ 17,000
Share Price		$ 1,150
Investment and Put option to Taoz [Member] | Monte - Carlo Simulation [Member] | Bottom of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
annual risk free interest		1.71%
Valuation at milestone		$ 12,000
Share Price		$ 812